UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     August 03, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $226,566 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104    50632  1753200 SH  CALL SOLE                  1753200        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2401   100000 SH       SOLE                    70000    30000        0
CHESAPEAKE ENERGY CORP         COM              165167107     2095   100000 SH       SOLE                   100000        0        0
COMCAST CORP NEW               CL A             20030N101    32047  1845000 SH       SOLE                  1601750   243250        0
DEAN FOODS CO NEW              COM              242370104    31124  3090800 SH  CALL SOLE                  3090800        0        0
DOMTAR CORP                    COM NEW          257559203     9527   193854 SH       SOLE                   151206    42648        0
HOT TOPIC INC                  COM              441339108     5080  1000000 SH  PUT  SOLE                  1000000        0        0
LEAR CORP                      COM NEW          521865204     7242   109409 SH       SOLE                    78366    31043        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     5977  6000000 PRN      SOLE                  4200000  1800000        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    26454   619261 SH       SOLE                   530194    89067        0
MADISON SQUARE GARDEN INC      CL A             55826P100      491    25000 SH       SOLE                    17500     7500        0
MGM MIRAGE                     COM              552953101     4250   441000 SH  PUT  SOLE                   441000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     3057   250000 SH       SOLE                   250000        0        0
NRG ENERGY INC                 COM NEW          629377508      689    32500 SH       SOLE                    25350     7150        0
QUANTUM CORP                   COM DSSG         747906204     4236  2253708 SH       SOLE                  2253708        0        0
SAFEWAY INC                    COM NEW          786514208    12265   623895 SH       SOLE                   623895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     2104  1845958 SH       SOLE                  1200883   645075        0
SPRINT NEXTEL CORP             COM SER 1        852061100    14840  3500000 SH       SOLE                  2000000  1500000        0
STARWOOD PPTY TR INC           COM              85571B105    11865   700000 SH       SOLE                        0   700000        0
TPC GROUP INC                  COM              89236Y104      190    11489 SH       SOLE                    11489        0        0